UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2014

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments:

Putnam VT Multi-Cap Value Fund

The fund's portfolio
9/30/14 (Unaudited)

COMMON STOCKS (95.3%)(a)
	Shares	Value

Aerospace and defense (7.3%)

Alliant Techsystems, Inc.	3,040	$388,026

General Dynamics Corp.	4,430	563,009

Honeywell International, Inc.	7,580	705,850

L-3 Communications Holdings, Inc.	5,100	606,492

Northrop Grumman Corp.	5,100	671,976

		2,935,353
Airlines (0.7%)

American Airlines Group, Inc.	5,460	193,721

Delta Air Lines, Inc.	2,830	102,305

		296,026
Auto components (0.5%)

Johnson Controls, Inc.	4,640	204,160

		204,160
Banks (5.7%)

City National Corp.	5,530	418,455

Fifth Third Bancorp	14,970	299,699

First Republic Bank	16,110	795,512

PacWest Bancorp	10,160	418,897

Regions Financial Corp.	36,800	369,472

		2,302,035
Beverages (2.7%)

Coca-Cola Enterprises, Inc.	24,810	1,100,572

		1,100,572
Capital markets (5.7%)

Ameriprise Financial, Inc.	5,348	659,836

Carlyle Group LP (The)	15,480	471,521

Charles Schwab Corp. (The)	20,440	600,732

E*Trade Financial Corp.(NON)	13,520	305,417

KKR & Co. LP	12,710	283,433

		2,320,939
Chemicals (1.5%)

Dow Chemical Co. (The)	9,550	500,802

Quaker Chemical Corp.	1,660	119,005

		619,807
Commercial services and supplies (2.1%)

Tyco International, Ltd.	19,390	864,212

		864,212
Containers and packaging (5.7%)

MeadWestvaco Corp.	5,370	219,848

Packaging Corp. of America	6,450	411,639

Sealed Air Corp.	15,150	528,432

Silgan Holdings, Inc.	24,148	1,134,956

		2,294,875
Diversified consumer services (0.3%)

ITT Educational Services, Inc.(NON)	24,049	103,170

		103,170
Electric utilities (2.0%)

Edison International	7,300	408,216

Entergy Corp.	5,210	402,889

		811,105
Electrical equipment (1.5%)

AMETEK, Inc.	11,992	602,118

		602,118
Electronic equipment, instruments, and components (0.8%)

Anixter International, Inc.	2,390	202,768

SYNNEX Corp.(NON)	1,630	105,347

		308,115
Energy equipment and services (3.3%)

Ensco PLC Class A (United Kingdom)(S)	4,310	178,046

Halliburton Co.	12,360	797,344

Transocean, Ltd. (Switzerland)(S)	6,520	208,444

Weatherford International PLC(NON)	7,590	157,872

		1,341,706
Food products (1.6%)

Kellogg Co.	7,360	453,376

Pinnacle Foods, Inc.	5,731	187,117

		640,493
Health-care equipment and supplies (5.3%)

Alere, Inc.(NON)	15,620	605,744

Medtronic, Inc.	9,510	589,145

Merit Medical Systems, Inc.(NON)	40,329	479,109

OraSure Technologies, Inc.(NON)	22,520	162,594

Zimmer Holdings, Inc.	3,100	311,705

		2,148,297
Health-care providers and services (1.1%)

Mednax, Inc.(NON)	8,090	443,494

		443,494
Hotels, restaurants, and leisure (0.3%)

Penn National Gaming, Inc.(NON)	11,520	129,139

		129,139
Household durables (4.7%)

Garmin, Ltd.(S)	2,870	149,211

Harman International Industries, Inc.	5,600	549,024

Jarden Corp.(NON)	11,860	712,905

Whirlpool Corp.	3,430	499,580

		1,910,720
Insurance (7.3%)

American International Group, Inc.	19,420	1,049,068

Assured Guaranty, Ltd.	9,630	213,401

Genworth Financial, Inc. Class A(NON)	19,140	250,734

Hartford Financial Services Group, Inc. (The)	18,966	706,484

Prudential PLC (United Kingdom)	11,070	245,873

XL Group PLC	14,810	491,248

		2,956,808
IT Services (2.3%)

Computer Sciences Corp.	8,740	534,451

Fidelity National Information Services, Inc.	6,820	383,966

		918,417
Leisure products (0.4%)

Brunswick Corp.	3,740	157,604

		157,604
Machinery (3.1%)

Pall Corp.	4,000	334,800

Snap-On, Inc.	5,350	647,778

Wabtec Corp.	3,490	282,830

		1,265,408
Marine (0.2%)

Baltic Trading, Ltd.(S)	19,746	81,748

		81,748
Media (1.3%)

Live Nation Entertainment, Inc.(NON)	8,670	208,253

Regal Entertainment Group Class A(S)	16,270	323,448

		531,701
Multi-utilities (0.8%)

PG&E Corp.(S)	6,940	312,578

		312,578
Oil, gas, and consumable fuels (3.5%)

EnCana Corp. (Canada)	4,710	99,899

Energen Corp.	1,630	117,751

EOG Resources, Inc.	4,060	402,021

EP Energy Corp. Class A(NON)(S)	9,750	170,430

QEP Resources, Inc.	3,930	120,965

Scorpio Tankers, Inc.(S)	13,650	113,432

Talisman Energy, Inc. (Canada)	43,140	373,161

		1,397,659
Paper and forest products (0.5%)

KapStone Paper and Packaging Corp.(NON)	7,100	198,587

		198,587
Personal products (1.7%)

Coty, Inc. Class A(S)	40,670	673,089

		673,089
Pharmaceuticals (7.6%)

Actavis PLC(NON)	5,860	1,413,901

Endo International PLC(NON)	6,920	472,913

Impax Laboratories, Inc.(NON)	10,290	243,976

Jazz Pharmaceuticals PLC(NON)	2,950	473,652

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	8,500	456,875

		3,061,317
Real estate investment trusts (REITs) (0.6%)

American Capital Agency Corp.	10,870	230,988

		230,988
Real estate management and development (0.7%)

RE/MAX Holdings, Inc. Class A(S)	8,837	262,724

		262,724
Road and rail (1.8%)

Genesee & Wyoming, Inc. Class A(NON)	4,250	405,068

Union Pacific Corp.	3,000	325,260

		730,328
Semiconductors and semiconductor equipment (1.9%)

Micron Technology, Inc.(NON)	22,220	761,257

		761,257
Software (0.8%)

Symantec Corp.	13,580	319,266

		319,266
Specialty retail (5.2%)

Best Buy Co., Inc.(S)	21,590	725,208

Express, Inc.(NON)	13,280	207,301

Gap, Inc. (The)	5,200	216,788

Michaels Cos., Inc. (The)(NON)(S)	12,170	212,732

TJX Cos., Inc. (The)	12,430	735,483

		2,097,512
Technology hardware, storage, and peripherals (1.9%)

Hewlett-Packard Co.	4,710	167,064

NetApp, Inc.	5,708	245,216

SanDisk Corp.	3,740	366,333

		778,613
Trading companies and distributors (0.9%)

DXP Enterprises, Inc.(NON)	1,580	116,414

WESCO International, Inc.(NON)(S)	3,010	235,556

		351,970

Total common stocks (cost $30,179,078)		$38,463,910

SHORT-TERM INVESTMENTS (11.7%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.16%(d)	2,741,571	$2,741,571

Putnam Short Term Investment Fund 0.06%(AFF)	1,960,488	1,960,488

Total short-term investments (cost $4,702,059)		$4,702,059

TOTAL INVESTMENTS

Total investments (cost $34,881,137)(b)		$43,165,969

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2014 through September 30, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $40,343,659.
(b)	The aggregate identified cost on a tax basis is $34,992,517, resulting in gross unrealized appreciation and depreciation of $9,002,023 and $828,571, respectively, or net unrealized appreciation of $8,173,452.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$408,314	$13,871,466	$12,319,292	$399	$1,960,488
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $2,741,571, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $2,646,400.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$5,134,006	$—	$—
Consumer staples	2,414,154	—	—
Energy	2,739,365	—	—
Financials	7,827,621	245,873	—
Health care	5,653,108	—	—
Industrials	7,127,163	—	—
Information technology	3,085,668	—	—
Materials	3,113,269	—	—
Utilities	1,123,683	—	—
Total common stocks	38,218,037	245,873	—
Short-term investments	1,960,488	2,741,571	—

Totals by level	$40,178,525	$2,987,444	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 26, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 26, 2014